Finance Receivables and Operating Leases (Tables)	12 Months Ended
Dec. 31, 2015
Components of Financing Receivable

The components of the finance receivables, which are included in prepaid expenses and other current assets, and other assets in the accompanying consolidated balance sheets, are as follows:

	December 31
	2015	2014
	(Millions of yen)
Total minimum lease payments receivable	¥318,066	¥308,733
Unguaranteed residual values	14,271	13,924
Executory costs	(888)	(1,680)
Unearned income	(31,920)	(31,919)

	299,529	289,058
Less allowance for credit losses	(2,878)	(6,276)

	296,651	282,782
Less current portion	(109,220)	(102,920)

	¥187,431	¥179,862

Allowance for Credit Losses
The activity in the allowance for credit losses is as follows:
	Years ended December 31
	2015	2014
	(Millions of yen)
Balance at beginning of year	¥6,276	¥7,323
Charge-offs	(1,343)	(1,171)
Provision	55	154
Translation adjustments and other	(2,110)	(30)

Balance at end of year	¥2,878	¥6,276

Future Minimum Lease Payments to be Received under Financing Leases and Noncancelable Operating Leases

The following is a schedule by year of the future minimum lease payments to be received under financing leases and noncancelable operating leases at December 31, 2015.

	Financing leases	Operating leases
	(Millions of yen)
Year ending December 31:
2016	¥127,714	¥8,709
2017	90,137	5,307
2018	57,828	3,308
2019	30,501	1,786
2020	11,165	490
Thereafter	721	206

	¥318,066	¥19,806